Cash Flow - Additional Information (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2018	Mar. 31, 2018	Feb. 28, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of Cash Flow [Line Items]
Increase in cash from operating activities				£ 2,152
Research and development expense				112	£ 77
Net cash used in investing activities				285	297
Gross capital expenditure				£ 241	210
Increase in investment percentage				14.80%
Net cash generated in financing activities				£ (4,493)	£ (1,511)	£ 14,759
Payment of interim dividends	£ 0.488		£ 0.436
Bond
Disclosure of Cash Flow [Line Items]
Repayments of borrowings		£ 400		2,500
Revolving Credit Facility
Disclosure of Cash Flow [Line Items]
Repayments of borrowings				600
Commercial Papers
Disclosure of Cash Flow [Line Items]
Repayments of borrowings				1,200
Proceeds from current borrowings				2,600
Repayments of current borrowings				£ 2,600